Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
May 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2016	2017
	US$	US$
Accrued payroll	131,151	157,167
Payable for purchase of property and equipment	11,953	21,445
Amounts reimbursable to employees (a)	8,294	11,022
Individual taxes withholding	8,186	6,454
Refundable fees received from students (b)	5,755	8,687
Business taxes payable	5,259	—
Value-added taxes payable	6,506	9,516
Accrued advertising fees	6,443	7,798
Rent payable	6,285	7,532
Welfare payable	6,004	6,102
Royalty fees payable (c)	3,637	4,011
Refundable deposit (d)	3,161	5,382
Accrued professional service fees	2,352	1,486
Other taxes payable	1,240	1,604
Others (e)	10,818	12,494

Total	217,044	260,700

(a)	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.
(b)	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fee received from students which will be paid out on behalf of students; and (2) tuition fees refundable to students for withdrawn classes.
(c)	Royalty fees payable related to payments to content providers for on-line learning programs and those to counterparties for copyright and resource sharing.
(d)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
(e)	Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.